CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2013	$ 165,495	$ (156,603)	$ 8,892
Beginning balance, shares at Dec. 31, 2013	6,020,000
Shares issued for conversion of debt	$ 50,000		50,000
Shares issued for conversion of debt, shares	40,000,000
Shares cancelled, shares	41,690,000
Shares issued for license agreement, shares	38,690,000
Shares and warrants issued for cash	$ 900,000		900,000
Shares and warrants issued for cash, shares	600,000
Warrants issued with convertible debt	$ 694,525		694,525
Shares issued for services	$ 305,100		305,100
Shares issued for services, shares	400,000
Purchase and cancellation of warrants	$ (576,152)		(576,152)
Shares issued for equity method investments	$ 88,000		88,000
Shares issued for equity method investments, shares	40,000
Net loss		(2,468,364)	(2,468,364)
Ending balance at Dec. 31, 2014	$ 1,626,968	(2,624,967)	(997,999)
Ending balance, shares at Dec. 31, 2014	44,060,000
Shares issued for repurchase of warrant	$ 987,390		987,390
Shares issued for repurchase of warrant, shares	621,000
Cancellation of warrant	$ (218,788)		(218,788)
Cancellation of warrant, shares
Shares issued for services	$ 226,215		226,215
Shares issued for services, shares	307,500
Stock options issued for compensation	$ 417,663		417,663
Stock options issued for compensation, shares
Net loss		(2,883,362)	(2,883,362)
Ending balance at Dec. 31, 2015	$ 3,039,448	$ (5,508,329)	(2,468,881)
Ending balance, shares at Dec. 31, 2015	44,988,500
Net loss			(962,953)
Ending balance at Sep. 30, 2016			$ (2,227,197)